LEASES - Operating Lease Liability To Be Paid (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Operating Lease, After Adoption of 842
2023	$ 5,538
2024	8,577
2025	7,544
2026	7,544
2027	6,997
Thereafter	27,614
Total	63,814
Less: imputed interest	(12,724)
Total operating lease liabilities	$ 51,090